BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of borrowings

	As of December 31,
	2019	2020
	US$	US$
Current
Short‑term borrowings:
Bank loans	716,723	3,831,476
Current portion of long‑term borrowings	322,525	1,183,926
Total current borrowings	1,039,248	5,015,402
Non‑Current
Long‑term borrowings:
Bank loans	1,515,868	2,965,563
Total non‑current borrowings	1,515,868	2,965,563
Total borrowings	2,555,116	7,980,965

Schedule of future maturities of short-term borrowings and long-term borrowings	Future principal maturities of short‑term borrowings and long‑term borrowings as of December 31, 2020 are as followings:

US$
2021	5,015,402
2022	1,279,713
2023	1,685,850
7,980,965